Taxation - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Applicable tax rate	25.00%		25.00%	25.00%
Preferential Income Tax Rate	15.00%
Tax concession exemption period from corporate income tax.	5 years
Guangzhou Kugou Computer Technology Co Ltd
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%
Beijing Kuwo
Income Taxes [Line Items]
Preferential Income Tax Rate	15.00%	15.00%
Guangzhou Fanxing Entertainment Information Technology
Income Taxes [Line Items]
Applicable tax rate	15.00%
Yeelion Online Network Technology Beijing Co Ltd
Income Taxes [Line Items]
Reduced tax rate	12.50%	12.50%
Hong Kong
Income Taxes [Line Items]
Applicable tax rate	16.50%
Bottom of range
Income Taxes [Line Items]
Reduced tax rate	5.00%
Top of range
Income Taxes [Line Items]
Reduced tax rate	10.00%